Debt, cash and cash equivalents and lease liabilities - Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	€ 1,906	€ 2,030	€ 2,181
Discounting effect	€ (174)	(58)	(219)
Cambridge, Massachusetts
Disclosure of maturity analysis of finance lease payments receivable [line items]
Initial lease term	15 years
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	€ 377	291	320
From 1 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	498	448	515
From 3 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	386	360	436
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	€ 819	€ 989	€ 1,129